Financial Statement Schedule I (Details 6) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating activities:
Net Income (loss)	$ 45,564,936	$ (195,155,097)	$ (90,903,374)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	80,821,241	81,398,470	56,117,280
Allowance for doubtful debts	(975,083)	43,611,217	23,156,857
Amortization of discount on debt		49,699	44,485
Equity in earnings (loss) of unconsolidated investees	3,064,006	1,969,306	41,163
Share-based compensation	6,175,006	5,185,242	4,060,838
Changes in operating assets and liabilities:
Inventories	34,666,540	3,960,749	(28,798,943)
Accounts receivable trade	(11,813,937)	(6,983,739)	(103,748,565)
Amounts due from related parties	5,288,485	9,904,520	(18,135,684)
Advances to suppliers	(5,747,309)	(17,898,461)	13,458,006
Other non-current assets	(4,420,130)	(24,406,669)	(9,257,048)
Accounts payable	44,231,082	56,238,301	52,435,834
Advances from customers	51,356,621	(46,127,125)	56,706,824
Amounts due to related parties	14,492,053	2,015,133	484,649
Accrued warranty costs	(19,199,011)	11,334,395	15,737,987
Other current liabilities	14,748,130	59,188,516	(744,073)
Liability for uncertain tax positions	2,494,913	2,502,791	840,611
Net cash provided by (used in) operating activities	229,548,624	(147,758,937)	60,124,114
Investing activities:
Decrease (increase) in restricted cash	(10,098,916)	(243,137,142)	23,614,897
Investment in subsidiaries	(4,278,361)	(3,428,751)	(5,667,627)
Purchase of property, plant and equipment	(23,131,549)	(60,481,021)	(205,419,189)
Net cash used in investing activities	(37,508,826)	(306,491,439)	(193,576,742)
Financing activities:
Proceeds from short-term borrowings	768,381,191	791,596,176	1,808,463,199
Repayment of short-term borrowings	(1,073,502,793)	(692,071,052)	(1,721,463,494)
Proceeds from long-term borrowings	149,831,368	143,965,319	89,023,852
Proceeds from issuance of warrants		2,500,000
Proceeds from issuance of common shares offering	50,000,000
Issuance costs paid for common shares offering	(2,112,623)
Proceeds from exercise of stock options	10,792,703	158,766	1,256,948
Net cash provided by financing activities	(104,900,317)	249,575,744	177,748,225
Effect of exchange rate changes	(858,151)	2,648,135	11,047,381
Net increase (decrease) in cash and cash equivalents	86,281,330	(202,026,497)	55,342,978
Cash and cash equivalents at the beginning of the year	141,968,182	343,994,679	288,651,701
Cash and cash equivalents at the end of the year	228,249,512	141,968,182	343,994,679
Supplemental disclosure of cash flow information:
Interest paid	64,984,287	57,914,890	46,345,299
Income taxes paid	23,812,986	9,698,512	30,929,617
Parent Company
Operating activities:
Net Income (loss)	31,659,276	(195,468,691)	(90,804,200)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	5,092	6,950	5,864
Allowance for doubtful debts	1,872,247	8,369,187	5,829,275
Amortization of discount on debt		49,699	44,485
Equity in earnings (loss) of subsidiaries	(35,132,523)	202,699,044	98,774,339
Equity in earnings (loss) of unconsolidated investees	2,751,973	863,675
Share-based compensation	6,175,006	5,185,242	4,060,838
Changes in operating assets and liabilities:
Inventories	2,827,896	9,840,507	17,598,617
Accounts receivable trade	627,106	(1,317,532)	99,826,223
Amounts due from related parties	85,992,946	(121,173,334)	(126,832,013)
Advances to suppliers	(282,804)	(293,911)	11,973,762
Other current assets	8,311,717	(7,540,414)	6,399,566
Other non-current assets	6,860,201	(20,387,009)	(9,177,091)
Accounts payable	9,023	79	(10,083,933)
Advances from customers	(121,511)	(452,417)	(216,370)
Amounts due to related parties	(18,331,820)	(18,298,349)	17,530,108
Accrued warranty costs	(14,644,337)	431,138	5,416,935
Other current liabilities	(2,558,022)	(4,255,036)	(9,034,605)
Liability for uncertain tax positions	141,795	1,975,793	103,902
Deferred taxes	406,214	5,718,014	384,345
Net cash provided by (used in) operating activities	76,569,475	(134,047,365)	21,800,047
Investing activities:
Decrease (increase) in restricted cash		5,731,365	25,894,969
Investment in subsidiaries	(10,602,333)	(13,319,864)	(75,955,691)
Purchase of property, plant and equipment	(266)	(3,589)
Net cash used in investing activities	(10,602,599)	(7,592,088)	(50,060,722)
Financing activities:
Proceeds from short-term borrowings		68,000,000
Repayment of short-term borrowings	(55,753,950)
Proceeds from long-term borrowings		70,063,488
Repayment of long-term borrowings	(53,670,399)
Payment for repurchase of convertible senior notes		(1,000,000)
Proceeds from issuance of warrants		2,500,000
Proceeds from issuance of common shares offering	50,000,000
Issuance costs paid for common shares offering	(2,112,623)
Proceeds from exercise of stock options	10,792,703	158,766	1,256,948
Net cash provided by financing activities	(50,744,269)	139,722,254	1,256,948
Effect of exchange rate changes	3,115,585	5,239,819	17,093,770
Net increase (decrease) in cash and cash equivalents	18,338,192	3,322,620	(9,909,957)
Cash and cash equivalents at the beginning of the year	11,247,306	7,924,686	17,834,643
Cash and cash equivalents at the end of the year	29,585,498	11,247,306	7,924,686
Supplemental disclosure of cash flow information:
Interest paid		255,502	223,495
Income taxes paid	$ 297,643	$ 290,813	$ 13,575,821